Average Annual Total Returns - Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE U.S. Treasury 7-10 Year Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Intermediate US Government/Credit Bond Index (formerly the Bloomberg Barclays Intermediate US Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(18.29%)	(8.25%)	(10.50%)	(18.29%)	(8.34%)	(10.55%)	(10.83%)	(6.04%)	(6.91%)	10.00%	4.53%	4.57%	6.43%	3.64%	3.11%	18.40%	15.22%	13.88%